Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2019
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Charges
The following table summarizes our restructuring exit costs (in thousands):

	Beginning Balance January 1, 2019	Accruals	Payments	Ending Balance December 31, 2019	Cumulative Charges Incurred
Termination benefits	—	$8,880	$491	$8,389	$8,880
Contract termination costs	—	338	—	338	338
Other related costs	—	2,808	23	2,785	2,808
Total	—	$12,026	$514	$11,512	$12,026